Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities were as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$6,559,791	$4,799,618
General Business Credit Carryover	1,672,876	1,408,963
R&D Credit (available for payroll tax offset)	268,568	268,568
Subtotal	8,501,235	6,477,149
Valuation allowance	(8,501,235)	(6,477,149)
Total deferred tax assets	$—	$—